UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey — 135.6%
Corporate — 9.7%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$1,790	$88,874
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,635,272
New Jersey EDA, RB, Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	5,160	5,797,208
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,500	1,719,435
Series B, 5.60%, 11/01/34	1,275	1,439,947
_____________
		11,680,736
County/City/Special District/School District — 20.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	4,150	4,404,976
5.25%, 11/01/44	1,000	1,067,040
City of Margate New Jersey, GO, Refunding, Improvement, 5.00%, 1/15/28	1,085	1,199,109
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,838,923
5.50%, 10/01/29	2,630	3,373,580
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,227,320
5.38%, 1/01/44	2,400	2,665,344
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	890	993,338
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,185	2,435,554
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Monroe Township Board of Education, GO, Refunding, 5.00%, 3/01/38	$860	$978,035
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	3,109,900
_____________
		24,293,119
Education — 26.2%
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	185	191,307
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,676,085
Series A, 6.20%, 10/01/44	140	144,423
The Team Academy Charter School Project, 6.00%, 10/01/33	1,490	1,702,340
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (c):
5.63%, 8/01/34	415	428,093
5.88%, 8/01/44	290	299,582
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	2,070	2,193,413
Montclair State University, Series J, 5.25%, 7/01/38	580	639,386
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,548,575
Georgian Court University, Series D, 5.00%, 7/01/33	250	265,403
Kean University, Series A, 5.50%, 9/01/36	2,060	2,346,319
Montclaire State University, Series A, 5.00%, 7/01/44	4,570	5,134,029
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	742,256
Ramapo College, Series B, 5.00%, 7/01/42	265	289,298
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	1,450	1,810,209

BlackRock New Jersey Municipal Income Trust	April 30, 2015	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	$2,055	$2,265,083
Series 1A, 5.00%, 12/01/25	430	454,557
Series 1A, 5.00%, 12/01/26	280	295,366
Series 1A, 5.25%, 12/01/32	500	539,620
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/42	500	555,540
5.00%, 7/01/45	2,345	2,616,035
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	3,145	3,534,823
_____________
		31,671,742
Health — 10.9%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 2/15/34	1,590	1,733,863
New Jersey EDA, Refunding RB, Seabrook Village, Inc. Facility, 5.25%, 11/15/26	1,790	1,839,565
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	720	768,370
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	750	866,692
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,250	1,393,887
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	900	1,081,872
AHS Hospital Corp., 6.00%, 7/01/41	1,045	1,250,228
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	1,745	1,811,031
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	580	665,846
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	$1,605	$1,823,184
_____________
		13,234,538
Housing — 5.5%
County of Middlesex New Jersey Improvement Authority, RB, Administration Building Residential Project, AMT (Fannie Mae), 5.35%, 7/01/34	1,400	1,420,776
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	1,185	1,238,171
S/F Housing, Series AA, 6.38%, 10/01/28	430	446,770
S/F Housing, Series AA, 6.50%, 10/01/38	310	321,861
S/F Housing, Series CC, 5.00%, 10/01/34	920	961,188
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,242,820
_____________
		6,631,586
State — 21.9%
City of Perth Amboy New Jersey, GO, Refunding(AGM), 5.00%, 7/01/17 (d)(e)	90	98,358
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/26 (f)	6,000	4,283,220
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	5,000	6,068,800
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,620,583
School Facilities Construction (AGC), 5.50%, 12/15/18 (d)	1,935	2,232,951
School Facilities Construction (AGC), 5.50%, 12/15/34	1,065	1,205,697
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,525	1,607,243

BlackRock New Jersey Municipal Income Trust	April 30, 2015	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	$810	$899,092
Cigarette Tax (AGM), 5.00%, 6/15/22	2,940	3,417,868
Lions Gate Project, 5.25%, 1/01/44	430	448,365
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,529,281
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	668,628
State of New Jersey, GO, 5.00%, 6/01/28	1,280	1,464,090
_____________
		26,544,176
Transportation — 40.5%
City of Perth Amboy New Jersey, GO, Refunding(AGM), 5.00%, 7/01/35 (e)	85	88,323
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	1,380	1,548,926
Series D, 5.00%, 1/01/40	800	883,296
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	4,500	4,976,730
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	4,075	4,497,455
Series A, 5.00%, 1/01/43	500	549,165
Series E, 5.25%, 1/01/40	1,970	2,181,381
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (f)	4,000	1,760,840
Transportation Program, Series AA, 5.25%, 6/15/33	3,110	3,328,260
Transportation Program, Series AA, 5.00%, 6/15/38	1,185	1,236,097
Transportation System, 6.00%, 12/15/38	945	1,076,724
Transportation System, Series A, 6.00%, 6/15/35	4,135	4,972,420
Transportation System, Series A, 5.88%, 12/15/38	1,770	1,986,577
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,191,000
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series A (AGC), 5.50%, 12/15/38	$1,000	$1,137,400
Transportation System, Series AA, 5.50%, 6/15/39	2,260	2,460,372
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,033,420
Series 8, 6.00%, 12/01/42	1,430	1,682,052
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	1,750	1,961,575
166th Series, 5.25%, 7/15/36	4,000	4,511,280
_____________
		49,063,293
Utilities — 0.8%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (f)	2,000	993,940
Total Municipal Bonds — 135.6%		164,113,130

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New Jersey — 25.0%
County/City/Special District/School District — 5.1%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	5,710	6,233,379

Education — 1.4%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	1,499	1,678,620

State — 5.3%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	987	1,171,717
6.00%, 12/15/34	2,013	2,302,718

BlackRock New Jersey Municipal Income Trust	April 30, 2015	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

New Jersey (concluded)
State (concluded)
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (h)	$2,787	$2,963,273

		6,437,708

Transportation — 13.2%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (h)	4,700	5,187,249
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,177,600
Series B, 5.25%, 6/15/36 (h)	2,501	2,635,402
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	3,495	3,757,998
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,232,600

		15,990,849

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.0%		30,340,556

Total Long-Term Investments (Cost — $180,836,419) — 160.6%		194,453,686

Short-Term Securities	Shares	Value

BIF New Jersey Municipal Money Fund, 0.01% (i)(j)	719,420	$719,420

Total Short-Term Securities (Cost — $719,420) — 0.6%		719,420

Total Investments (Cost — $181,555,839) — 161.2%		195,173,106
Other Assets Less Liabilities — 1.9%		2,281,896
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.3%)		(17,307,829)
VMTP Shares, at Liquidation Value — (48.8%)		(59,100,000)

Net Assets Applicable to Common Shares — 100.0%		$121,047,173

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$164,468,389

Gross unrealized appreciation	$15,622,317
Gross unrealized depreciation	(2,218,882)

Net unrealized appreciation	$13,403,435

Notes to Schedule of Investments
(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB Trust in of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires from June 15, 2019 to September 01, 2020 is $7,519,842.
(i)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BlackRock New Jersey Municipal Income Trust	April 30, 2015	4

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BIF New Jersey Municipal Money Fund	1,307,069	(587,649)	719,420	$16

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(105)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$13,479,375	$(118,669)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BlackRock New Jersey Municipal Income Trust	April 30, 2015	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$194,453,686	—	$194,453,686
Short-Term Investments	$719,420	—	—	719,420
Total	$719,420	$194,453,686	—	$195,173,106

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(118,669)	—	—	$(118,669)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock New Jersey Municipal Income Trust	April 30, 2015	6

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$149,000	—	—	$ 149,000
Liabilities:
TOB trust certificates	—	(17,301,282)	—	(17,301,282)
VMTP Shares	—	(59,100,000)	—	(59,100,000)
Total	$149,000	$(76,401,282)	—	$(76,252,282)

During the period ended April 30, 2015, there were no transfers between levels.

BlackRock New Jersey Municipal Income Trust	April 30, 2015	7

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 22, 2015